united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Brian Curley, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares		Fair Value
	COMMON STOCKS - 5.5%
	ASSET MANAGEMENT - 0.0%
1,289	Franklin Resources, Inc.	$ 44,702

	AUTOMOTIVE - 3.6%
414,215	Ford Motor Co.	4,589,502

	BIOTECHNOLOGY & PHARMACEUTICAL - 0.0%
624	Gilead Sciences, Inc.	47,043

	CHEMICALS - 0.1%
515	Eastman Chemical Co.	54,374
458	LyondellBasell Industries N.V.	48,401
		102,775
	CONSUMER PRODUCTS - 0.1%
768	Altria Group, Inc.	47,862
1,229	Archer Daniels Midland Co.	53,302
659	Molson Coors Brewing Co.	49,642
		150,806
	CONTAINERS & PACKAGING - 0.0%
432	Packaging Corp. of America	48,686

	HARDWARE - 0.1%
1,706	Corning, Inc.	47,563
3,199	Hewlett Packard Enterprise Co.	56,110
		103,673
	HEALTH CARE FACILITIES & SERVICES - 0.1%
488	Centene Corp. *	52,153
682	DaVita, Inc. *	44,971
512	HCA Healthcare, Inc. *	49,664
		146,788
	INDUSTRIAL SERVICES - 0.1%
300	United Rentals, Inc. *	51,819

	HEALTHCARE - PRODUCTS - 0.0%
919	Bank of New York Mellon Corp.	47,356

	INSURANCE - 0.1%
209	Everest Re Group Ltd	53,675

	IRON & STEEL - 0.0%
797	Nucor Corp.	48,689

	MEDIA - 0.1%
2,150	Discovery Communications, Inc. - Series A *	46,075
2,272	Discovery Communications, Inc. - Series C *	44,349
		90,424
	MEDICAL EQUIPMENT & DEVICES - 0.0%
1,325	Hologic, Inc. *	49,502

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018
Shares		Fair Value
	METALS & MINING - 0.0%
2,863	Freeport-McMoRan, Inc. *	$ 50,303

	OIL & GAS - 0.2%
352	Concho Resources, Inc. *	52,916
1,417	Devon Energy Corp.	45,046
3,118	Marathon Oil Corp.	50,293
1,876	Newfield Exploration Co. *	45,812
567	Valero Energy Corp.	52,601
		246,668
	PASSENGER TRANSPORTATION - 0.2%
757	Alaska Air Group, Inc.	46,904
1,010	American Airlines Group, Inc.	52,480
976	Delta Air Lines, Inc.	53,494
779	United Continental Holdings, Inc. *	54,117
		206,995
	RETAIL - CONSUMER STAPLES - 0.1%
1,823	Kroger Co.	43,643
501	Wal-Mart Stores, Inc.	44,574
		88,217
	RETAIL - DISCRETIONARY - 0.2%
37	Amazon.com, Inc. *	53,552
1,086	Foot Locker, Inc.	49,456
1,578	The Gap, Inc.	49,234
815	Kohl's Corp.	53,391
		205,633
	SEMICONDUCTORS - 0.1%
1,119	Intel Corp.	58,277
1,198	Micron Technology, Inc. *	62,464
		120,741
	SPECIALTY FINANCE - 0.1%
664	Discover Financial Services	47,762
1,400	Synchrony Financial	46,942
		94,704
	TECHNOLOGY SERVICES - 0.0%
447	Automatic Data Processing, Inc.	50,726

	TELECOM - 0.1%
1,381	AT&T, Inc.	49,233
3,030	CenturyLink, Inc.	49,783
1,002	Verizon Communications, Inc.	47,916
		146,932
	UTILITIES - 0.2%
915	Ameren Corp.	51,816
1,887	Consolidated Edison, Inc.	51,704
843	Edison International	53,665
1,364	Exelon Corp.	53,210
1,297	PG&E Corp.	56,977
		267,372

	TOTAL COMMON STOCKS (Cost $6,737,006)	7,053,731

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 93.0%
	LARGE-CAP - 26.8%
44,753	PowerShares QQQ Trust Series 1	$ 7,166,298
255,891	ProShares Ultra S&P500	26,991,383
		34,157,681
	MID-CAP - 10.5%
61,277	iShares S&P Mid-Cap 400 Growth ETF	13,378,607

	SMALL-CAP - 27.5%
113,712	iShares Russell 2000 Growth ETF	21,670,096
193,630	ProShares Ultra Russell 2000	13,428,241
		35,098,337
	TECHNOLOGY - 28.2%
50,572	iShares US Technology ETF	8,506,716
359,720	ProShares Ultra QQQ	27,410,664
		35,917,380

	TOTAL EXCHANGE TRADED FUNDS (Cost $97,890,393)	118,552,005

	SHORT-TERM INVESTMENT - 1.6%
	MONEY MARKET FUND - 1.6%
2,038,163	BlackRock Liquidity Funds FedFund Portfolio, 0.71% + (Cost $2,038,163)	2,038,163

	TOTAL INVESTMENTS - 100.1% (Cost $106,665,562)	$ 127,643,899
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(164,415)
	NET ASSETS - 100.0%	$ 127,479,484

+ Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.
* Non-income producing security.
ETF - Exchange Traded Fund.
N.V. - Naamloze Vennootschap.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for the Fund's assets and liabilities measured at fair value:

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$7,053,731	$-	$-	$7,053,731
Exchange Traded Funds	118,552,005	-	-	118,552,005
Short-Term Investment	2,038,163	-	-	2,038,163
Total	$127,643,899	$-	$-	$127,643,899

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$ 107,126,421	$ 21,032,795	$ (515,317)	$ 20,517,478

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares		Fair Value
	COMMON STOCKS - 127.4%
	ASSET MANAGEMENT - 2.8%
300,048	Franklin Resources, Inc. ^	$ 10,405,665

	AUTOMOTIVE - 5.0%
1,692,422	Ford Motor Co. ^	18,752,036

	BANKING - 5.1%
362,049	Wells Fargo & Co	18,974,988

	BIOTECHNOLOGY & PHARMACEUTICAL - 13.9%
107,316	Amgen, Inc. ^	18,295,232
259,145	Gilead Sciences, Inc. ^	19,536,942
395,829	Pfizer, Inc.	14,047,971
		51,880,145
	CHEMICALS - 5.0%
95,645	Eastman Chemical Co. ^	10,098,199
80,606	LyondellBasell Industries N.V. ^	8,518,442
		18,616,641
	COMMERCIAL SERVICES - 2.3%
338,130	H&R Block, Inc.	8,591,883

	CONSUMER PRODUCTS - 9.2%
126,301	Altria Group, Inc. ^	7,871,078
224,703	Archer-Daniels-Midland Co. ^	9,745,369
108,880	Molson Coors Brewing Co.	8,201,930
85,844	Philip Morris International, Inc.	8,532,894
		34,351,271
	CONTAINERS & PACKAGING - 4.4%
150,250	International Paper Co. ^	8,027,857
72,938	Packaging Corp. of America	8,220,113
		16,247,970
	ELECTRICAL EQUIPMENT - 2.5%
114,900	Eaton Corp PLC ^	9,181,659

	HARDWARE - 8.8%
231,836	Cisco Systems, Inc. ^	9,943,446
610,030	Hewlett Packard Enterprise Co. ^	10,699,926
207,595	Seagate Technology PLC ^	12,148,459
		32,791,831
	HEALTH CARE FACILITIES & SERVICES - 4.5%
143,047	Cardinal Health, Inc. ^	8,966,186
357,598	Patterson Cos., Inc.	7,949,404
		16,915,590
	INSTITUTIONAL FINANCIAL SERVICES - 7.1%
325,349	The Bank of New York Mellon Corp. ^	16,765,234
61,235	CME Group Inc ^	9,904,149
		26,669,383

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018
Shares		Fair Value
	INSURANCE - 4.7%
127,637	Principal Financial Group, Inc.	$ 7,774,370
158,921	Progressive Corp.	9,683,056
		17,457,426
	IRON & STEEL - 2.2%
137,248	Nucor Corp. ^	8,384,480

	OIL, GAS & COAL - 11.7%
242,196	Apache Corp. ^	9,319,702
106,624	Exxon Mobil Corp.	7,955,217
121,364	Occidental Petroleum Corp	7,883,805
165,929	ONEOK, Inc. ^	9,444,679
96,356	Valero Energy Corp. ^	8,938,946
		43,542,349
	PASSENGER TRANSPORTATION - 4.9%
153,847	Alaska Air Group, Inc. ^	9,532,360
159,037	Delta Air Lines, Inc. ^	8,716,818
		18,249,178
	RETAIL - CONSUMER STAPLES - 2.1%
319,936	Kroger Co. ^	7,659,268

	RETAIL - DISCRETIONARY - 5.1%
186,651	Foot Locker, Inc. ^	8,500,086
159,972	Kohl's Corp. ^	10,479,766
		18,979,852
	SOFTWARE - 2.4%
267,715	CA, Inc.	9,075,539

	TECHNOLOGY SERVICES - 5.4%
57,970	International Business Machines Corp.	8,894,337
357,931	Nielsen Holdings PLC	11,378,627
		20,272,964
	TELECOMMUNICATIONS - 6.7%
232,638	AT&T, Inc. ^	8,293,545
520,526	CenturyLink, Inc. ^	8,552,242
168,444	Verizon Communications, Inc. ^	8,054,992
		24,900,779
	TRANSPORTATION EQUIPMENT - 2.1%
121,512	PACCAR, Inc.	8,040,449

	UTILITIES - 9.5%
827,105	AES Corp. ^	9,404,184
227,582	Exelon Corp. ^	8,877,974
203,457	PG&E Corp.	8,937,866
293,573	PPL Corp.	8,305,180
		35,525,204

	TOTAL COMMON STOCKS (Cost $472,413,518)	475,466,550

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018
Shares		Fair Value
SHORT-TERM INVESTMENT - 2.3%
MONEY MARKET FUND - 2.3%
8,758,182	BlackRock Liquidity Funds FedFund Portfolio, 0.71% + (Cost $8,758,182)	$ 8,758,182

	TOTAL INVESTMENTS - 129.7% (Cost $481,171,700)	$ 484,224,732
	LIABILITIES IN EXCESS OF OTHER ASSETS - (29.7)%	(110,883,357)
	NET ASSETS - 100.0%	$ 373,341,375

+ Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.
^ All or a portion of this security is segregated as collateral for the Line of Credit as of March 31, 2018. These securities amounted to $227,175,992.
N.V. - Naamloze Vennootschap.
PLC - Public Limited Company.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2018 for the Fund's assets and liabilities measured at fair value:

HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$475,466,550	$-	$-	$475,466,550
Short-Term Investment	8,758,182	-	-	8,758,182
Total	$484,224,732	$-	$-	$484,224,732

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$ 481,785,585	$ 30,144,995	$ (27,705,848)	$ 2,439,147

HCM Income Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 95.9%
	AGGREGATE BOND - 8.0%
89,011	iShares Core U.S. Aggregate Bond ETF	$ 9,546,430

	CORPORATE - 19.2%
133,106	iShares iBoxx $ High Yield Corporate Bond ETF	11,399,198
420,793	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	11,517,104
		22,916,302
	INDEX RELATED - 14.6%
338,965	SPDR Bloomberg Barclays Convertible Securities ETF	17,510,932

	MID-CAP - 25.9%
141,971	iShares S&P Mid-Cap 400 Growth ETF	30,996,528

	SMALL-CAP - 28.2%
222,532	iShares Russell 2000 ETF	33,787,034

	TOTAL EXCHANGE TRADED FUNDS (Cost $114,304,815)	114,757,226

	SHORT-TERM INVESTMENT - 4.2%
	MONEY MARKET FUND - 4.2%
4,984,580	BlackRock Liquidity Funds FedFund Portfolio, 0.71% + (Cost $4,984,580)	4,984,580

	TOTAL INVESTMENTS - 100.1% (Cost $119,289,395)	$ 119,741,806
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(139,377)
	NET ASSETS - 100.0%	$ 119,602,429

+ Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.
ETF - Exchange Traded Fund.

HCM Income Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

HCM Income Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

HCM Income Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for the Fund's assets and liabilities measured at fair value:

HCM Income Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$114,757,226	$-	$-	$114,757,226
Short-Term Investment	4,984,580	-	-	4,984,580
Total	$119,741,806	$-	$-	$119,741,806

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
HCM Income Plus Fund	$ 119,289,395	$ 1,306,679	$ (854,268)	$ 452,411

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 5/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 5/29/2018

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 5/29/2018